Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of Share Capital Outstanding

	Class A	Class A	Class A	Class B
	Authorized registered shares	Shares held by On in treasury	Outstanding shares	Authorized and outstanding registered shares

Balance at January 1, 2021(1)	271,438,750	—	271,438,750	—

Capital increase from conditional capital(1)	8,845,000	—	8,845,000	—
Introduction of a new share class with a 1:10 share split of 27,635 Class A shares with a nominal value of CHF10 each converting into Class B voting rights shares with a nominal value of CHF1 each(1)	(34,543,750)	—	(34,543,750)	345,437,500
Ordinary increase of share capital(1)	25,000,000	(25,000,000)	—	—
Capital increase from authorized capital	29,258,125	—	29,258,125	—
Sale of treasury shares related to share-based compensation	—	2,419,985	2,419,985	—
Purchase of On shares from employees (sell-to-cover) at market price and held in treasury	—	(554,491)	(554,491)	—
Balance at December 31, 2021	299,998,125	(23,134,506)	276,863,619	345,437,500
(1) Original share numbers have been multiplied by 1,250 to give effect to the Share Capital Reorganization.